Other Reserves - Reconciliation of Share Based Payment Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation Of The Share-Based Payments Reserve
Balance at beginning of year	R 3,607	R 3,363
Share-based payments expensed	712	244	R 114
Balance at end of year	R 4,319	R 3,607	R 3,363